Condensed Consolidated Statements Of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (50,781)	$ 3,590	$ 8,509	$ 4,762	$ (9,994)
Foreign currency translation adjustments	(12,068)	3,169	5,591	(5,343)	(1,799)
Comprehensive (loss) income	(62,849)	6,759	14,100	(581)	(11,793)
Comprehensive (loss) income attributable to non-controlling interest	(283)	564	(593)	1,536
Comprehensive (loss) income attributable to Bright Horizons Family Solutions Inc.	(62,566)	6,195	13,507	955	(11,793)
Accretion of Class L preference			84,647	72,842	65,962
Comprehensive (loss) attributable to common shareholders	(62,566)	(12,384)	(71,140)	(71,887)	(77,756)
Common Stock Class L | Nonvested
Accretion of Class L preference		18,513	79,211	71,568	64,712
Common Stock Class L | Vested
Accretion of Class L preference		$ 66	$ 5,436	$ 1,274	$ 1,251